CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Schedule Of Cash and Cash Equivalents
	December 31,
	2014	2013

	US Dollars in thousands

Denominated in U.S. dollars	773	886
Denominated in NIS	150	1,304
Denominated in Euro	206	324

	1,129	2,514